DIGITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
DIGITAL ASSETS
Schedule of crypto assets representing a fair value

	2021	2020
	£'000	£'000
At 1 January	4,637	1,041

Additions
Crypto assets purchased and received	16,569	9,897
Crypto assets mined	70,325	18,948
Total additions	86,894	28,845

Disposals
Crypto assets sold	(12,400)	(27,318)
Total disposals	(12,400)	(27,318)
Fair value movements
Gain/(loss) on crypto asset sales	437	(14)
Loss on futures	—	(259)
Movements on crypto assets held at the year end	1,191	2,342
Total fair value movements	1,628	2,069
At 31 December	80,759	4,637
Carrying value of digital assets pledged as collateral	49,759	—

Schedule of Digital assets

As at 31 December 2020		Fair value
Crypto asset name	Coins/tokens	£000
Bitcoin - BTC	183	3,930
Polkadot – DOT	75,000	515
Ethereum - ETH	254	138
Binance Coin - BNB	1,243	34
USDT,USDC & Tether (stable coin – fixed to USD)	26,509	19
Alternative coins	—	1
At 31 December 2020		4,637